Provision for post-employment benefits - Movement in Pension Plan Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit (liability) asset
Fair value of plan assets at beginning of year	£ (156.7)	£ (159.0)
Employer contributions	16.7	20.3	£ 37.1
Administrative expenses	(2.3)	(1.9)	(1.9)
Fair value of plan assets at end of year	(136.6)	(156.7)	(159.0)
Plan assets
Disclosure of net defined benefit (liability) asset
Fair value of plan assets at beginning of year	616.6	608.5	840.6
Interest income on plan assets	10.2	14.1	22.4
Return on plan assets (excluding interest income)	(29.3)	57.2	16.7
Employer contributions	16.7	20.3	37.1
Benefits paid	(59.5)	(59.6)	(140.8)
Loss due to exchange rate movements	(0.6)	(6.8)	(15.7)
Settlement payments	(0.3)	(17.0)	(47.4)
Administrative expenses	(1.8)	(1.9)	(2.1)
Transfer to disposal group classified as held for sale	0.0	0.0	(111.1)
Other	0.1	1.8	8.8
Fair value of plan assets at end of year	552.1	616.6	608.5
Actual return on plan assets	£ (19.1)	£ 71.3	39.1
United States | Plan assets
Disclosure of net defined benefit (liability) asset
Lump sum payouts			69.7
United Kingdom
Disclosure of net defined benefit (liability) asset
Settlement payments			47.1
United Kingdom | Plan assets
Disclosure of net defined benefit (liability) asset
Settlement payments			£ 47.1